RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of amount due to holding company

As of December 31, 2025, the amount due to holding company was consisted of the following:

Name	Amount	Relationship	Note

SL Bio	$27,454	Holding company	Other payables, interest free and payment on demand.